Schedule of Investments (unaudited)
March 31, 2025
 Franklin U.S. Small Cap Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 97.7%
Communication Services — 2.6%
Diversified Telecommunication Services — 0.3%
Lumen Technologies Inc.	73,703	$288,916 *
Entertainment — 0.4%
Cinemark Holdings Inc.	13,497	335,940
Interactive Media & Services — 1.7%
Cargurus Inc.	9,416	274,288 *
EverQuote Inc., Class A Shares	19,634	514,214 *
Vimeo Inc.	62,161	326,967 *
Yelp Inc.	13,602	503,682 *
Total Interactive Media & Services		1,619,151
Media — 0.2%
Gannett Co. Inc.	71,231	205,858 *

Total Communication Services		2,449,865
Consumer Discretionary — 8.9%
Automobile Components — 1.0%
Modine Manufacturing Co.	7,459	572,478 *
Patrick Industries Inc.	4,710	398,278
Total Automobile Components		970,756
Automobiles — 0.2%
Winnebago Industries Inc.	4,644	160,032
Diversified Consumer Services — 1.1%
American Public Education Inc.	15,945	355,892 *
Frontdoor Inc.	7,997	307,245 *
Perdoceo Education Corp.	14,649	368,862
Total Diversified Consumer Services		1,031,999
Hotels, Restaurants & Leisure — 2.2%
Brinker International Inc.	6,519	971,657 *
Cracker Barrel Old Country Store Inc.	629	24,418
El Pollo Loco Holdings Inc.	22,121	227,846 *
Rush Street Interactive Inc.	30,523	327,206 *
Super Group SGHC Ltd.	56,881	366,314
United Parks & Resorts Inc.	4,698	213,571 *
Total Hotels, Restaurants & Leisure		2,131,012
Household Durables — 1.4%
Flexsteel Industries Inc.	4,625	168,859
Hovnanian Enterprises Inc., Class A Shares	2,260	236,645 *
KB Home	5,904	343,140
M/I Homes Inc.	5,442	621,368 *
Total Household Durables		1,370,012
Leisure Products — 0.3%
JAKKS Pacific Inc.	13,312	328,407
Specialty Retail — 2.0%
Abercrombie & Fitch Co., Class A Shares	4,537	346,491 *
American Eagle Outfitters Inc.	21,600	250,992
Genesco Inc.	3,244	68,870 *
Group 1 Automotive Inc.	1,635	624,488
See Notes to Schedule of Investments.

Franklin U.S. Small Cap Equity Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Franklin U.S. Small Cap Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Specialty Retail — continued
Signet Jewelers Ltd.	6,802	$394,924
Stitch Fix Inc., Class A Shares	81,472	264,784 *
Total Specialty Retail		1,950,549
Textiles, Apparel & Luxury Goods — 0.7%
G-III Apparel Group Ltd.	10,000	273,500 *
Hanesbrands Inc.	61,018	352,074 *
Total Textiles, Apparel & Luxury Goods		625,574

Total Consumer Discretionary		8,568,341
Consumer Staples — 3.3%
Consumer Staples Distribution & Retail — 1.6%
Andersons Inc.	5,873	252,128
Sprouts Farmers Market Inc.	8,362	1,276,376 *
Total Consumer Staples Distribution & Retail		1,528,504
Food Products — 0.9%
Cal-Maine Foods Inc.	6,037	548,763
Dole PLC	22,886	330,703
Total Food Products		879,466
Personal Care Products — 0.4%
Medifast Inc.	5,677	76,526 *
Nature’s Sunshine Products Inc.	17,228	216,211 *
USANA Health Sciences Inc.	3,800	102,486 *
Total Personal Care Products		395,223
Tobacco — 0.4%
Turning Point Brands Inc.	5,755	342,077

Total Consumer Staples		3,145,270
Energy — 4.0%
Energy Equipment & Services — 0.8%
ChampionX Corp.	12,327	367,344
NPK International Inc.	42,000	244,020 *
Solaris Energy Infrastructure Inc.	7,993	173,928
Total Energy Equipment & Services		785,292
Oil, Gas & Consumable Fuels — 3.2%
DHT Holdings Inc.	31,324	328,902
Excelerate Energy Inc., Class A Shares	10,505	301,284
Golar LNG Ltd.	7,045	267,640
Gulfport Energy Corp.	2,174	400,320 *
Murphy Oil Corp.	15,695	445,738
Peabody Energy Corp.	15,984	216,583
Riley Exploration Permian Inc.	6,731	196,343
Ring Energy Inc.	219,754	252,717 *
Scorpio Tankers Inc.	4,698	176,551
Teekay Tankers Ltd., Class A Shares	8,927	341,636
VAALCO Energy Inc.	34,791	130,814
Total Oil, Gas & Consumable Fuels		3,058,528

Total Energy		3,843,820
See Notes to Schedule of Investments.

Franklin U.S. Small Cap Equity Fund 2025 Quarterly Report

 Franklin U.S. Small Cap Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Financials — 18.6%
Banks — 10.0%
Amalgamated Financial Corp.	8,970	$257,888
Associated Banc-Corp.	14,879	335,224
Axos Financial Inc.	8,967	578,551 *
Bancorp Inc.	9,905	523,380 *
Bank of N.T. Butterfield & Son Ltd.	14,836	577,417
BankUnited Inc.	12,529	431,499
BayCom Corp.	6,000	151,020
Berkshire Hills Bancorp Inc.	14,649	382,192
Central Pacific Financial Corp.	8,998	243,306
CNB Financial Corp.	10,161	226,082
Customers Bancorp Inc.	8,065	404,863 *
Eagle Bancorp Inc.	8,100	170,100
Enterprise Financial Services Corp.	6,103	327,975
First BanCorp	40,440	775,235
First Financial Corp.	5,179	253,667
First Internet Bancorp	3,782	101,282
HarborOne Bancorp Inc.	12,000	124,440
HomeTrust Bancshares Inc.	6,278	215,210
Hope Bancorp Inc.	25,270	264,577
Independent Bank Corp. (Massachusetts)	6,491	406,661
Independent Bank Corp. (Michigan)	6,000	184,740
Northeast Community Bancorp Inc.	14,000	328,160
Northfield Bancorp Inc.	15,810	172,487
OFG Bancorp	14,461	578,729
Pathward Financial Inc.	4,586	334,549
Preferred Bank	3,836	320,920
Sandy Spring Bancorp Inc.	8,881	248,224
ServisFirst Bancshares Inc.	1,366	112,832
TrustCo Bank Corp.	7,286	222,077
Univest Financial Corp.	10,659	302,289
Total Banks		9,555,576
Capital Markets — 0.7%
Acadian Asset Management Inc.	10,871	281,124
Artisan Partners Asset Management Inc., Class A Shares	9,860	385,526
Total Capital Markets		666,650
Consumer Finance — 1.7%
Bread Financial Holdings Inc.	2,877	144,080
Dave Inc.	6,948	574,322 *
Enova International Inc.	7,937	766,397 *
Navient Corp.	12,529	158,241
Total Consumer Finance		1,643,040
Financial Services — 4.0%
Essent Group Ltd.	8,000	461,760
International Money Express Inc.	14,095	177,879 *
Jackson Financial Inc., Class A Shares	10,561	884,801
Mr. Cooper Group Inc.	6,801	813,400 *
See Notes to Schedule of Investments.

Franklin U.S. Small Cap Equity Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Franklin U.S. Small Cap Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Financial Services — continued
NMI Holdings Inc.	10,463	$377,191 *
Radian Group Inc.	26,074	862,267
StoneCo Ltd., Class A Shares	28,974	303,647 *
Total Financial Services		3,880,945
Insurance — 1.7%
Employers Holdings Inc.	6,264	317,209
Enstar Group Ltd.	1,253	416,472 *
Genworth Financial Inc.	78,479	556,416 *
HCI Group Inc.	2,479	369,941
Total Insurance		1,660,038
Mortgage Real Estate Investment Trusts (REITs) — 0.5%
Ladder Capital Corp.	22,710	259,121
TPG RE Finance Trust Inc.	29,410	239,692
Total Mortgage Real Estate Investment Trusts (REITs)		498,813

Total Financials		17,905,062
Health Care — 16.8%
Biotechnology — 8.6%
ACADIA Pharmaceuticals Inc.	14,252	236,726 *
ADMA Biologics Inc.	20,810	412,871 *
Aeglea BioTherapeutics Inc., CVR	30,064	0 *(a)(b)(c)
Akebia Therapeutics Inc.	36,151	69,410 *
Alkermes PLC	12,529	413,708 *
Amicus Therapeutics Inc.	17,541	143,135 *
Aptevo Therapeutics Inc.	6	7 *
Arcellx Inc.	4,150	272,240 *
Ardelyx Inc.	52,997	260,215 *
Aurinia Pharmaceuticals Inc.	18,794	151,104 *
Avidity Biosciences Inc.	4,517	133,342 *
BioCryst Pharmaceuticals Inc.	21,034	157,755 *
Blueprint Medicines Corp.	3,400	300,934 *
CareDx Inc.	9,000	159,750 *
Catalyst Pharmaceuticals Inc.	9,000	218,250 *
Dynavax Technologies Corp.	9,000	116,730 *
Entrada Therapeutics Inc.	4,000	36,160 *
Fennec Pharmaceuticals Inc.	9,810	59,743 *
Geron Corp.	55,753	88,647 *
Gyre Therapeutics Inc.	3,364	25,970 *
Halozyme Therapeutics Inc.	8,500	542,385 *
Insmed Inc.	6,114	466,437 *
Ironwood Pharmaceuticals Inc.	19,698	28,956 *
Janux Therapeutics Inc.	2,238	60,426 *
Kiniksa Pharmaceuticals International PLC	9,788	217,391 *
Krystal Biotech Inc.	1,471	265,221 *
Kymera Therapeutics Inc.	2,176	59,557 *
MannKind Corp.	27,062	136,122 *
MiMedx Group Inc.	26,884	204,318 *
Mirum Pharmaceuticals Inc.	2,547	114,742 *
See Notes to Schedule of Investments.

Franklin U.S. Small Cap Equity Fund 2025 Quarterly Report

 Franklin U.S. Small Cap Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Biotechnology — continued
Myriad Genetics Inc.	6,776	$60,103 *
Novavax Inc.	6,432	41,229 *
Nuvalent Inc., Class A Shares	930	65,956 *
Organogenesis Holdings Inc.	17,172	74,183 *
PDL BioPharma Inc.	152,500	24,791 *(a)(b)
Protagonist Therapeutics Inc.	5,000	241,800 *
PTC Therapeutics Inc.	5,186	264,279 *
Puma Biotechnology Inc.	13,965	41,336 *
Rhythm Pharmaceuticals Inc.	4,471	236,829 *
Rigel Pharmaceuticals Inc.	11,580	208,324 *
Soleno Therapeutics Inc.	1,209	86,383 *
Summit Therapeutics Inc.	4,986	96,180 *
TG Therapeutics Inc.	14,051	554,031 *
Twist Bioscience Corp.	4,100	160,966 *
Vaxcyte Inc.	3,152	119,019 *
Veracyte Inc.	8,912	264,241 *
Vericel Corp.	5,648	252,014 *
Xencor Inc.	5,647	60,084 *
XOMA Royalty Corp.	1,774	35,356 *
Total Biotechnology		8,239,356
Health Care Equipment & Supplies — 2.4%
Bioventus Inc., Class A Shares	28,085	256,978 *
Glaukos Corp.	2,463	242,408 *
Inmode Ltd.	15,633	277,329 *
Integer Holdings Corp.	3,529	416,457 *
iRadimed Corp.	3,295	172,922
Lantheus Holdings Inc.	2,350	229,360 *
Semler Scientific Inc.	6,734	243,771 *
Surmodics Inc.	6,119	186,813 *
Tactile Systems Technology Inc.	18,951	250,532 *
Zynex Inc.	25,059	55,130 *
Total Health Care Equipment & Supplies		2,331,700
Health Care Providers & Services — 2.1%
Addus HomeCare Corp.	2,878	284,606 *
Cross Country Healthcare Inc.	10,180	151,580 *
Ensign Group Inc.	6,859	887,555
Hims & Hers Health Inc.	17,768	525,044 *
Owens & Minor Inc.	15,000	135,450 *
Surface Oncology Inc., CVR	43,029	4,800 *(a)(b)
Total Health Care Providers & Services		1,989,035
Health Care Technology — 0.4%
HealthStream Inc.	13,434	432,306
Life Sciences Tools & Services — 0.1%
Niagen Bioscience Inc.	17,516	120,860 *
Pharmaceuticals — 3.2%
Amneal Pharmaceuticals Inc.	21,000	175,980 *
ANI Pharmaceuticals Inc.	1,410	94,399 *
See Notes to Schedule of Investments.

Franklin U.S. Small Cap Equity Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Franklin U.S. Small Cap Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Pharmaceuticals — continued
Assertio Holdings Inc., CVR	62,783	$0 *(a)(b)(c)
Cara Therapeutics Inc.	871	4,416 *
Collegium Pharmaceutical Inc.	4,000	119,400 *
Corcept Therapeutics Inc.	10,174	1,162,074 *
Harmony Biosciences Holdings Inc.	7,000	232,330 *
Harrow Inc.	5,435	144,571 *
Innoviva Inc.	20,122	364,812 *
Ligand Pharmaceuticals Inc.	3,500	367,990 *
SIGA Technologies Inc.	35,995	197,253 *
Supernus Pharmaceuticals Inc.	3,853	126,186 *
Theravance Biopharma Inc.	7,847	70,074 *
Total Pharmaceuticals		3,059,485

Total Health Care		16,172,742
Industrials — 18.7%
Aerospace & Defense — 1.8%
Ducommun Inc.	5,016	291,078 *
Leonardo DRS Inc.	20,079	660,198
Moog Inc., Class A Shares	2,659	460,938
Redwire Corp.	34,577	286,643 *
Total Aerospace & Defense		1,698,857
Building Products — 0.6%
Apogee Enterprises Inc.	5,716	264,822
Tecnoglass Inc.	4,980	356,319
Total Building Products		621,141
Commercial Services & Supplies — 1.4%
ABM Industries Inc.	7,219	341,892
Cimpress PLC	3,788	171,331 *
Deluxe Corp.	13,811	218,352
Interface Inc.	18,386	364,778
Steelcase Inc., Class A Shares	25,669	281,332
Total Commercial Services & Supplies		1,377,685
Construction & Engineering — 2.2%
Argan Inc.	4,347	570,196
Dycom Industries Inc.	4,186	637,695 *
Limbach Holdings Inc.	6,900	513,843 *
Tutor Perini Corp.	15,222	352,846 *
Total Construction & Engineering		2,074,580
Electrical Equipment — 3.9%
American Superconductor Corp.	19,680	356,995 *
Atkore Inc.	3,756	225,322
Bloom Energy Corp., Class A Shares	24,995	491,402 *
EnerSys	5,613	514,039
LSI Industries Inc.	19,079	324,343
NEXTracker Inc., Class A Shares	16,695	703,527 *
Powell Industries Inc.	2,859	486,974
Shoals Technologies Group Inc., Class A Shares	44,660	148,271 *
Thermon Group Holdings Inc.	9,652	268,808 *
See Notes to Schedule of Investments.

Franklin U.S. Small Cap Equity Fund 2025 Quarterly Report

 Franklin U.S. Small Cap Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Electrical Equipment — continued
Vicor Corp.	5,334	$249,525 *
Total Electrical Equipment		3,769,206
Machinery — 2.4%
Blue Bird Corp.	12,000	388,440 *
Briggs & Stratton Corp., Escrow	158,200	0 *(a)(b)(c)
Mayville Engineering Co. Inc.	15,008	201,558 *
Mueller Industries Inc.	8,315	633,104
REV Group Inc.	11,249	355,468
Terex Corp.	9,416	355,737
Watts Water Technologies Inc., Class A Shares	1,808	368,687
Total Machinery		2,302,994
Marine Transportation — 0.8%
Costamare Inc.	30,214	297,306
Matson Inc.	4,000	512,680
Total Marine Transportation		809,986
Passenger Airlines — 0.8%
SkyWest Inc.	8,466	739,674 *
Professional Services — 2.0%
Barrett Business Services Inc.	13,160	541,534
CRA International Inc.	3,663	634,432
ExlService Holdings Inc.	8,678	409,688 *
Upwork Inc.	25,275	329,839 *
Total Professional Services		1,915,493
Trading Companies & Distributors — 2.8%
Applied Industrial Technologies Inc.	2,464	555,238
BlueLinx Holdings Inc.	5,952	446,281 *
Boise Cascade Co.	4,186	410,605
DNOW Inc.	49,133	839,191 *
MRC Global Inc.	36,623	420,432 *
Total Trading Companies & Distributors		2,671,747

Total Industrials		17,981,363
Information Technology — 12.3%
Communications Equipment — 0.8%
Extreme Networks Inc.	20,258	268,013 *
NETGEAR Inc.	19,717	482,278 *
Total Communications Equipment		750,291
Electronic Equipment, Instruments & Components — 2.8%
Badger Meter Inc.	2,071	394,008
Bel Fuse Inc., Class B Shares	5,000	374,300
Benchmark Electronics Inc.	8,592	326,754
Fabrinet	2,016	398,180 *
Insight Enterprises Inc.	2,314	347,077 *
Sanmina Corp.	6,278	478,258 *
ScanSource Inc.	9,696	329,761 *
Total Electronic Equipment, Instruments & Components		2,648,338
IT Services — 0.6%
DigitalOcean Holdings Inc.	9,553	318,975 *
See Notes to Schedule of Investments.

Franklin U.S. Small Cap Equity Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Franklin U.S. Small Cap Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

IT Services — continued
Unisys Corp.	55,197	$253,354 *
Total IT Services		572,329
Semiconductors & Semiconductor Equipment — 1.7%
Axcelis Technologies Inc.	3,916	194,508 *
Credo Technology Group Holding Ltd.	9,219	370,235 *
Photronics Inc.	20,927	434,445 *
Rambus Inc.	7,012	363,046 *
SkyWater Technology Inc.	37,500	265,875 *
Total Semiconductors & Semiconductor Equipment		1,628,109
Software — 6.1%
8x8 Inc.	38,372	76,744 *
A10 Networks Inc.	26,891	439,399
ACI Worldwide Inc.	10,417	569,914 *
AudioEye Inc.	14,661	162,737 *
Box Inc., Class A Shares	12,529	386,645 *
Commvault Systems Inc.	5,969	941,669 *
InterDigital Inc.	3,446	712,460
LiveRamp Holdings Inc.	9,880	258,263 *
Olo Inc., Class A Shares	41,838	252,702 *
Progress Software Corp.	6,305	324,771
Qualys Inc.	3,977	500,824 *
Varonis Systems Inc.	8,638	349,407 *
Weave Communications Inc.	26,000	288,340 *
Yext Inc.	31,324	192,956 *
Zeta Global Holdings Corp., Class A Shares	31,188	422,909 *
Total Software		5,879,740
Technology Hardware, Storage & Peripherals — 0.3%
Turtle Beach Corp.	16,472	235,055 *
Xerox Holdings Corp.	16,600	80,178
Total Technology Hardware, Storage & Peripherals		315,233

Total Information Technology		11,794,040
Materials — 5.0%
Chemicals — 1.8%
Cabot Corp.	5,121	425,760
Core Molding Technologies Inc.	8,000	121,600 *
Hawkins Inc.	4,217	446,665
Kronos Worldwide Inc.	21,785	162,952
Rayonier Advanced Materials Inc.	47,234	271,596 *
Sensient Technologies Corp.	3,994	297,273
Total Chemicals		1,725,846
Metals & Mining — 2.8%
Caledonia Mining Corp. PLC	10,194	127,323
Carpenter Technology Corp.	4,351	788,314
Century Aluminum Co.	10,942	203,083 *
Commercial Metals Co.	9,002	414,182
Kaiser Aluminum Corp.	3,751	227,386
Olympic Steel Inc.	5,413	170,618
See Notes to Schedule of Investments.

Franklin U.S. Small Cap Equity Fund 2025 Quarterly Report

 Franklin U.S. Small Cap Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Metals & Mining — continued
SSR Mining Inc.	49,228	$493,757 *
SunCoke Energy Inc.	25,506	234,655
Total Metals & Mining		2,659,318
Paper & Forest Products — 0.4%
Sylvamo Corp.	5,873	393,902

Total Materials		4,779,066
Real Estate — 5.3%
Diversified REITs — 0.2%
American Assets Trust Inc.	11,967	241,015
Health Care REITs — 1.0%
National Health Investors Inc.	5,794	427,945
Sabra Health Care REIT Inc.	30,000	524,100
Total Health Care REITs		952,045
Hotel & Resort REITs — 1.0%
DiamondRock Hospitality Co.	51,435	397,078
Pebblebrook Hotel Trust	13,602	137,788
Ryman Hospitality Properties Inc.	1,958	179,040
Summit Hotel Properties Inc.	45,000	243,450
Total Hotel & Resort REITs		957,356
Industrial REITs — 0.2%
Innovative Industrial Properties Inc.	3,043	164,596
Office REITs — 0.7%
JBG SMITH Properties	21,925	353,212
Piedmont Office Realty Trust Inc., Class A Shares	18,572	136,876
SL Green Realty Corp.	2,825	163,002
Total Office REITs		653,090
Real Estate Management & Development — 0.7%
Forestar Group Inc.	8,700	183,918 *
Kennedy-Wilson Holdings Inc.	34,316	297,863
Newmark Group Inc., Class A Shares	20,254	246,491
Total Real Estate Management & Development		728,272
Residential REITs — 0.3%
NexPoint Residential Trust Inc.	6,658	263,191
Retail REITs — 0.9%
Curbline Properties Corp.	10,314	249,496
SITE Centers Corp.	15,694	201,511
Tanger Inc.	12,500	422,375
Total Retail REITs		873,382
Specialized REITs — 0.3%
Farmland Partners Inc.	25,501	284,336

Total Real Estate		5,117,283
Utilities — 2.2%
Electric Utilities — 0.9%
ALLETE Inc.	5,755	378,103
Genie Energy Ltd., Class B Shares	8,622	129,761
Otter Tail Corp.	4,980	400,243
Total Electric Utilities		908,107
See Notes to Schedule of Investments.

Franklin U.S. Small Cap Equity Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Franklin U.S. Small Cap Equity Fund
(Percentages shown based on Fund net assets)
Security		Shares	Value

Gas Utilities — 0.4%
Southwest Gas Holdings Inc.		5,667	$406,891
Independent Power and Renewable Electricity Producers — 0.4%
Ormat Technologies Inc.		5,409	382,795
Water Utilities — 0.5%
Consolidated Water Co. Ltd.		18,829	461,122

Total Utilities			2,158,915
Total Investments before Short-Term Investments (Cost — $84,109,927)			93,915,767
	Rate
Short-Term Investments — 0.7%
Invesco Treasury Portfolio, Institutional Class (Cost — $653,159)	4.255%	653,159	653,159 (d)
Total Investments — 98.4% (Cost — $84,763,086)			94,568,926
Other Assets in Excess of Liabilities — 1.6%			1,541,808
Total Net Assets — 100.0%			$96,110,734

*	Non-income producing security.
(a)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(b)	Security is valued using significant unobservable inputs (Note 1).
(c)	Value is less than $1.
(d)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:
CVR	—	Contingent Value Rights
REIT	—	Real Estate Investment Trust
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Franklin U.S. Small Cap Equity Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Franklin U.S. Small Cap Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Franklin U.S. Small Cap Equity Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
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Level 1 — unadjusted quoted prices in active markets for identical investments
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Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
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Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Health Care	$16,143,151	—	$29,591	$16,172,742
Industrials	17,981,363	—	0 *	17,981,363
Other Common Stocks	59,761,662	—	—	59,761,662
Total Long-Term Investments	93,886,176	—	29,591	93,915,767
Short-Term Investments†	653,159	—	—	653,159
Total Investments	$94,539,335	—	$29,591	$94,568,926

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.

Franklin U.S. Small Cap Equity Fund 2025 Quarterly Report